Deferred charges (Tables)	6 Months Ended
Jun. 30, 2012
Deferred Charges

	Dry-docking	Financing fees	Total
December 31, 2011	$9,370	$36,547	$45,917
Cost incurred	3,252	(36)	3,216
Amortization expensed	(1,401)	(3,766)	(5,167)
Amortization capitalized	—	(333)	(333)

June 30, 2012	$11,221	$32,412	$43,633